Summary of significant accounting policies - Basis of preparation (Details)	Jul. 10, 2025 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)
Going concern
Cash resources		£ 86,105,000		£ 73,549,000
Borrowings		636,974,000		546,621,000
Senior secured notes
Going concern
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Borrowings		308,914,000		334,538,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Borrowings		162,941,000		176,509,000
Revolving facilities
Going concern
Undrawn borrowing facilities		140,000,000		270,000,000
Principal amount / Notional amount		300,000,000
Borrowings		£ 160,000,000		£ 30,000,000
Revolving facilities | Revolving facilities upsize and extension
Going concern
Principal amount / Notional amount	£ 350,000,000